FEDERATED VERMONT MUNICIPAL INCOME FUND
(a portfolio of Federated Municipal Securities Income Trust)
Class A Shares
--------------------------------------------------------------------------------
Supplement To Prospectus and Statement of Additional Information dated
July 13, 2004

Please delete the Prospectus section, "Risk/Return Bar Chart and Table," and replace it with the following:

    Risk/Return Bar Chart and Table

The performance information shown below will help you analyze investment risks in light of historical returns. The performance information (Bar Chart and Average Annual Total Return Table) shown below reflects historical performance data for Banknorth Vermont Municipal Bond Fund (the "Former Fund") prior to its reorganization into the Fund. The Fund is a newly created portfolio of the Federated Municipal Securities Income Trust (the "Trust"), and will be the successor to the Former Fund pursuant to the reorganization described below. Prior to the date of the reorganization, the Fund will not have had any investment operations. On the date of the reorganization, on or about August 27, 2004, the Former Fund's assets (inclusive of liabilities recorded on the Former Fund's records) are expected to be transferred into the Fund and the Former Fund is expected to be dissolved on or within a short period of time after the date of the reorganization. As a result of the reorganization, the Fund has a different investment adviser than the Former Fund. The Former Fund's investment adviser was Banknorth Investment Advisors. The Fund's investment adviser is Federated Investment Management Company. Former Fund shareholders will have received Class A Shares of the Fund as a result of the reorganization. The performance information below reflects the actual total operating expenses of the Former Fund, which are less than the anticipated expenses for the Fund (before waivers).

The Former Fund was the successor to a portfolio of assets of CF Vermont Tax Exempt Fund (Common Trust Fund), a common trust fund managed by the Former Fund's investment adviser, which were transferred to the Former Fund on October 2, 2000 in exchange for the Former Fund's shares. The quoted performance includes the performance of the Common Trust Fund for periods before the date the Former Fund's operations commenced on October 2, 2000, adjusted to reflect the Former Fund's expenses. The Common Trust Fund was not registered under the Investment Company Act of 1940 ("1940 Act") and, therefore, was not subject to certain investment restrictions that are imposed by the 1940 Act. If the Common Trust Fund had been registered under the 1940 Act, performance may have been adversely affected.

The bar chart shows the variability of total returns on a calendar year-by-year basis. As noted above, the total return shown is the total return of the Former Fund. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. Performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Class A Shares of the Former Fund as of the calendar year-end for each of ten years. The `y' axis reflects the "% Total Return" beginning with "-(2)%" and increasing in increments of 2.00% up to 10.00%. The `x' axis represents calculation periods from the earliest calendar year end of the Fund's start of business through the calendar year ended December 31, 2003. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Class A Shares for each calendar year is stated directly at the bottom of each respective bar, for the calendar years 1994 through 2003. The percentages noted are: (1.44)%, 9.06%, 3.54%, 5.46%, 4.36%, 0.80%, 3.53%, 4.43%,
5.45% and 2.73%, respectively.

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     The  Fund's  Shares  will  be  sold  with a  4.50%  sales  load  after  the reorganization. The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower. The total returns shown in the bar chart above are based upon net asset value. The Former Fund's total return for the six-month period from January 1, 2004 to June 30, 2004 was (0.71)%.
------------------------------------------------------------------------------

     Within the period shown in the bar chart, the Former Fund's highest quarterly return was 3.18% (quarter ended March 31, 1995). Its lowest quarterly return was (2.52)% (quarter ended March 31, 1994).


     Average Annual Total Return Table

     Return Before Taxes is shown. In addition, Return After Taxes is shown for the Former Fund to illustrate the effect of federal taxes on returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 5-Year Municipal Bond Index (LB5MB),1 the Former Fund's broad-based market index, and the Lehman Brothers Municipal Bond Index
     (LBMB),2 the Fund's broad-based market index.3 Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in a fund's performance. The indices are unmanaged, and it is not possible to invest directly in the indices.



        (For the Periods ended December 31, 2003)                 1 Year          5 Years   10 Years
    ----------------------------------------------------------------------------------------------------
    ----------------------------------------------------------------------------------------------------
        Former Fund
        Return Before Taxes                                         2.73%          3.38%          3.76%
    ----------------------------------------------------------------------------------------------------
    ----------------------------------------------------------------------------------------------------
        Return After Taxes on Distributions4                        2.71%          3.37%          3.75%
    ----------------------------------------------------------------------------------------------------
    ----------------------------------------------------------------------------------------------------
        Return After Taxes on Distributions and Sale of                            3.25%
        Shares4                                                     2.95%                         3.44%
    ----------------------------------------------------------------------------------------------------
    ----------------------------------------------------------------------------------------------------
        Lehman Brothers Municipal Bond Index (LBMB)                 5.31%          5.83%          6.03%
    ----------------------------------------------------------------------------------------------------
    ----------------------------------------------------------------------------------------------------
        Lehman Brothers 5-Year Municipal Bond Index (LB5MB)         4.13%          5.57%          5.42%
    ----------------------------------------------------------------------------------------------------


1. The LB5MB is an unmanaged index of municipal bonds, issued after December 31, 1990, with minimum credit ratings of at least BAA3, which have been issued as part of a deal of at least $50 million, and have an amount outstanding of at least $5 million, and have a maturity range of 4 to 6 years.

2. The LBMB is an unmanaged index of municipal bonds, with a minimum credit rating of at least Baa, which have been issued as part of a deal of at least $50 million and have an amount outstanding of at least $3 million. The index includes both zero coupon bonds and bonds subject to the alternative minimum tax.

3. The Fund has elected to use the LBMB, rather than the LB5MB, as its broad-based market index because the Fund believes that the LBMB is more representative of the securities that the Fund will hold as of, and after, the reorganization. 4 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment and shows the effect of taxes on distributions. Return After Taxes on Distributions and Sale of Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans. In some cases the return after taxes on distributions and sale of shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.

Please delete the sub-section entitled, "Example," under the Prospectus section, "What are the Fund's Fees and Expenses?," and replace it with the following:

Example

This Example is intended to help you compare the cost of investing in the Fund's Class A Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are after any applicable contractual waivers as disclosed above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                                   1 Year      3 Years    5 Years    10 Years
Federated Vermont Municipal       $553        $772       $1,008     $1,686
Income Fund

Please delete the last sentence of the first paragraph under the Prospectus section entitled, "How to Purchase Shares, Directly from the Fund" and replace it with the following:

     If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent.

Please delete the first and second paragraphs under the Prospectus section entitled, "How to Purchase Shares, Directly from the Fund, By Check" and replace them with the following:

     Make your check payable to The Federated Funds, note your account number on the check, and send it to:

        The Federated Funds
        P.O. Box 8600
        Boston, MA 02266-8600

     If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

        The Federated Funds
        66 Brooks Drive
        Braintree, MA 02184

Please delete the third and fourth paragraphs under the section, "How to Redeem and Exchange Shares, Directly From the Fund, By Mail" and replace them with the following:

    Send requests by mail to:

        The Federated Funds
        P.O. Box 8600
        Boston, MA 02266-8600
    Send requests by private courier or overnight delivery service to:

        The Federated Funds
        66 Brooks Drive
        Braintree, MA 02184

Please add the following after the third paragraph and before the fourth paragraph under the Prospectus section entitled, "Legal Proceedings."

        Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and rule 12b-1 fees, and seeking damages of unspecified amounts.


Please delete the third sentence of the fourth paragraph under the Prospectus section entitled, "Legal Proceedings" and replace it with the following two sentences:

        Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain.

Please delete the sub-section entitled, "Financial Highlights," under the Prospectus section, "Financial Information," and replace it with the following:

    Financial Highlights

    The Financial Highlights will help you understand financial performance. The Financial Highlights reflect the financial performance of the Banknorth Vermont Municipal Bond Fund (the "Former Fund") since its inception and prior to its reorganization into the Fund. The Fund is a newly created portfolio of the Federated Municipal Securities Income Trust (the "Trust"), and will be the successor to the Former Fund pursuant to the reorganization described below. Prior to the date of the reorganization, the Fund will not have had any investment operations. On the date of the reorganization, on or about August 27, 2004, the Former Fund's assets (inclusive of liabilities recorded on the Former Fund's records) are expected to be transferred into the Fund and the Former Fund is expected to be dissolved on or within a short period of time after the date of the reorganization. As a result of the reorganization, the Fund has a different investment adviser than the Former Fund. The Former Fund's investment adviser was Banknorth Investment Advisors. The Fund's investment adviser is Federated Investment Management Company. Former Fund shareholders will have received Class A Shares of the Fund as a result of the reorganization. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment, assuming reinvestment of any dividends and capital gains.

    This information has been audited by Deloitte & Touche LLP, whose report, along with the Former Fund's audited financial statements, is included in the Former Fund's Annual Report, dated August 30, 2003, which financial statements are incorporated into this Prospectus by reference.

Please delete the last sentence to the first paragraph on the cover page of the Statement of Additional Information (SAI) and replace it with the following two sentences:

    This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.

Please add the following after the first paragraph and before the second paragraph under the SAI section, "How is the Fund Organized?", and as the last paragraph under the SAI section entitled, "Who Manages and Provides Services to the Fund?":

    The Fund is a newly created portfolio of the Trust, and will be the successor to the Banknorth Vermont Municipal Bond Fund (the "Former Fund"). The Former Fund was established on October 2, 2000, and is expected to be reorganized into the Fund on or about August 27, 2004. The Former Fund was the successor to a portfolio of assets of CF Vermont Tax Exempt Fund (Common Trust Fund), a common trust fund managed by the Former Fund's investment adviser, Banknorth Investment Advisors, which were transferred to the Former Fund on October 2, 2000 in exchange for the Former Fund's shares. The Common Trust Fund was not registered under the Investment Company Act of 1940 ("1940 Act") and, therefore, was not subject to certain investment restrictions that are imposed by the 1940 Act. If the Common Trust Fund had been registered under the 1940 Act, performance may have been adversely affected. As a result of the reorganization, the Fund has a different investment adviser than the Former Fund.

Please delete the third bullet point under the SAI section entitled, "Determining Market Value Securities" and replace it with the following:

o for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Board.

Please delete the SAI section entitled, "Transfer Agent and Dividend Disbursing Agent," and replace it with the following:

    TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

    State Street Bank and Trust Company, the Fund's registered transfer agent, maintains all necessary shareholder records.

Please add the following section after the SAI section entitled, "Independent Auditors" and before the SAI section entitled, "How Does the Fund Measure Performance?"

    FEES PAID BY THE FUND FOR SERVICES

    The fee information shown below reflects information for Banknorth Vermont Municipal Bond Fund (the "Former Fund") prior to its reorganization into the Fund. The Fund is a newly created portfolio of the Federated Municipal Securities Income Trust (the "Trust"), and will be the successor to the Former Fund pursuant to the reorganization described below. Prior to the date of the reorganization, the Fund will not have had any investment operations. On the date of the reorganization, on or about August 27, 2004, the Former Fund's assets (inclusive of liabilities recorded on the Former Fund's records) are expected to be transferred into the Fund and the Former Fund is expected to be dissolved on or within a short period of time after the date of the reorganization. The Former Fund was the successor to a portfolio of assets of CF Vermont Tax Exempt Fund (Common Trust Fund), a common trust fund managed by the Former Fund's investment adviser, Banknorth Investment Advisors, which were transferred to the Former Fund on October 2, 2000 in exchange for the Former Fund's shares. The Common Trust Fund was not registered under the Investment Company Act of 1940 ("1940 Act") and, therefore, was not subject to certain investment restrictions that are imposed by the 1940 Act.

For the Year Ended August      2003              2002             2001*
31
Advisory Fee Earned            $416,575          $416,775         $86,926
Advisory Fee Reduction         (208,288)         (208,388)        0
Advisory Fee Reimbursement     0                 0                0
Brokerage Commissions          0                 0                17,820
Administrative Fee             124,973           125,033          17,385
12b-1 Fee                      0                 0                0
Shareholder Services Fee       198,063           166,711          23,180
*For the period October 2, 2000 to August 31, 2001.

    For the fiscal years ended August 31, 2003, 2002 and 2001, fees paid by the Former Fund for services are prior to the Former Fund's reorganization into the Fund on or about August 27, 2004.

    If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.


Please add the following section after the last paragraph to the SAI section entitled, "How Does the Fund Measure Performance?" and before the SAI section entitled, "Total Return."

    Average Annual Total Returns and Yield

    The performance information shown below reflects historical performance data for Banknorth Vermont Municipal Bond Fund (the "Former Fund") prior to its reorganization into the Fund. The Fund is a newly created portfolio of the Federated Municipal Securities Income Trust (the "Trust"), and will be the successor to the Former Fund pursuant to the reorganization described below. Prior to the date of the reorganization, the Fund will not have had any investment operations. On the date of the reorganization, on or about August 27, 2004, the Former Fund's assets (inclusive of liabilities recorded on the Former Fund's records) are expected to be transferred into the Fund and the Former Fund is expected to be dissolved on or within a short period of time after the date of the reorganization. The Former Fund was the successor to a portfolio of assets of CF Vermont Tax Exempt Fund (Common Trust Fund), a common trust fund managed by the Former Fund's investment adviser, which were transferred to the Former Fund on October 2, 2000 in exchange for the Former Fund's shares. The quoted performance includes the performance of the Common Trust Fund for periods before the date the Former Fund's operations commenced on October 2, 2000, adjusted to reflect the Former Fund's expenses. The Common Trust Fund was not registered under the Investment Company Act of 1940 ("1940 Act") and, therefore, was not subject to certain investment restrictions that are imposed by the 1940 Act. If the Common Trust Fund had been registered under the 1940 Act, performance may have been adversely affected.

    Total returns are given for the one-year, five-year and ten-year periods ended August 31, 2003.

    Yield and Tax-Equivalent Yield are given for the 30-day period ended August 31, 2003.

                           30-Day Period     1  Year     5  Years   10 Years
Total Return
   Before Taxes            N/A                1.74%       3.16%     3.67%
   After Taxes on           /A                 .73%        .16%      .67%
   Distributions           N                  1           3         3
   After Taxes on           /A                 .29%        .79%      .35%
   Distributions   and
   Sale of Shares          N                  2           2         3
Yield                      1.97%              N/A         N/A       N/A
Tax-Equivalent Yield       3.34%              N/A         N/A       N/A



Please add the following before the SAI section entitled, "Investment Ratings."


    Financial Information

    The Financial Statements for the Fund for the fiscal year ended August 31, 2003 are incorporated herein by reference to the Annual Report to Shareholders of Banknorth Vermont Municipal Bond Fund dated August 31, 2003.

Please delete the "Transfer Agent and Dividend Disbursing Agent" section on the last page of the SAI and replace it with the following:


    Custodian, Transfer Agent and Dividend Disbursing Agent
    State Street Bank and Trust Company
    P.O. Box 8600
    Boston, MA 02266-8600

                                                                 August 27, 2004

    Cusip 313923 872

    30924 (8/04)